Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Profit (loss) before the provision for income taxes consisted of the following for the years ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Israel	$(20,258)	$(6,866)	$(23,269)
International	(949)	(21,637)	(29,968)
Total	$(21,207)	$(28,503)	$(53,237)

Schedule of Components of Income Tax Expense (Benefit)	he provision for income taxes was as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Current:
Israel	$—	$—	$(225)
International	6,393	6,224	6,039
Total current income tax expense	6,393	6,224	5,814
Deferred:
Israel	—	—	—
International	(35)	195	(16)
Total deferred income tax expense	(35)	195	(16)
Total provision for income taxes	$6,358	$6,419	$5,798

Schedule of Effective Income Tax Rate Reconciliation
The table below provides the updated requirements of ASU 2023-09 for 2025. See Note 2 for additional details on the adoption of ASU 2023-09.

	Year Ended December 31, 2025
	$	%
	(in thousands)
Israel statutory tax rate	$(4,878)	23.0%
Foreign tax effects:
United States:
Share-based compensation	3,832	(18.0)%
State and Local Taxes(1)	645	(3.0)%
Other	130	(0.6)%
Other Foreign Jurisdictions	(85)	0.4%
Changes in Valuation Allowances	2,051	(9.7)%
Nontaxable or nondeductible:
Share-based compensation	834	(3.9)%
Uncertain Tax Positions	2,055	(9.7)%
Other	(105)	0.5%
Preferred Enterprise	1,879	(8.9)%
Total provision for income taxes	$6,358	(29.9)%
(1)The states that contribute to the majority (greater than 50%) of the tax effect in this category include CA, MA and NY for 2025.

As previously disclosed for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, the effective income tax rate differs from the statutory federal income tax rate as follows:

	Year Ended December 31,
	2024	2023

Israel tax benefit at statutory rate	$(6,556)	$(12,245)
Preferred enterprise	(85)	1,652
Foreign rate differential	(448)	(785)
Share-based compensation	6,178	8,158
Prior year tax income/(expense)	11	(302)
Permanent differences	870	587
Uncertain tax position	6,615	5,772
Change in valuation allowance	(166)	2,961
Total provision for income taxes	$6,419	$5,798

Schedule of Income Taxes Paid, Net
Cash paid for income taxes (net of refunds) consisted of the following:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Israel	—	—	—
Foreign:
United States(1)	207	28	—
Japan	3	13	—
China	—	—	—
Total cash paid for income taxes (net of refunds)(2)	$210	$41	$—
(1)Individual jurisdictions equaling 5% or more of the total income taxes paid (net of refunds) for the year ending December 31, 2025 are NY at $101,000, and New York City at $65,000. Individual jurisdictions equaling 5% or more of the total income taxes paid (net of refunds) for the year ending December 31, 2024 are NY at $6,500, MA at $6,000, TX at $6,000, New York City at $3,500, Philadelphia at $2,000 and NJ at $2,000.
(2)The amount of income taxes paid during the year does not meet the 5% disaggregation threshold and is included as "other" in the rate reconciliation.

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Deferred tax assets:
Research and development expenses	$2,287	$4,459	$7,550
Net operating loss	13,918	11,425	10,333
Deferred Compensation	9,055	8,088	6,762
Operating lease liabilities	4,364	4,833	5,565
Vacation and convalescence	790	732	746
Bad debts	308	130	84
Other	2,647	1,967	1,946
Gross deferred tax assets	33,369	31,634	32,986
Valuation allowance	(26,323)	(23,617)	(23,783)
Total deferred tax assets	7,046	8,017	9,203
Deferred tax liabilities:
Operating lease right-of-use assets	(4,019)	(4,739)	(5,577)
Deferred contract acquisition costs	(2,995)	(3,036)	(2,971)
Property and equipment	(33)	(107)	(109)
Capitalized Software	(154)	(325)	(541)
Gross deferred tax liabilities	(7,201)	(8,207)	(9,198)
Net deferred tax assets/(liabilities)	$(155)	$(190)	$5

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Benefits
(in thousands)
Balance – December 31, 2022	$11,252
Additions based on tax positions related to current year	5,273
Reductions for tax positions of prior years	(13)
Balance – December 31, 2023	$16,512
Additions based on tax positions related to current year	4,779
Reductions for tax positions of prior years	(474)
Balance – December 31, 2024	$20,817
Additions based on tax positions related to current year	137
Reductions for tax positions of prior years	—
Balance – December 31, 2025	$20,954